JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 62.5%
Aerospace & Defense — 0.1%
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.19%, 5/11/2020 (a)	834,000	835,181
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.55%, 8/16/2021 (a)	6,881,000	6,881,922

		7,717,103

Automobiles — 2.1%
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.38%), 2.42%, 4/6/2020 (a)(b)	15,489,000	15,509,285
(ICE LIBOR USD 3 Month + 0.41%), 2.41%, 4/12/2021 (a)(b)	12,300,000	12,319,624
(ICE LIBOR USD 3 Month + 0.50%), 2.40%, 8/13/2021 (a)(b)	979,000	981,464
(ICE LIBOR USD 3 Month + 0.64%), 2.68%, 4/6/2022 (a)(b)	10,500,000	10,534,005
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (b)	19,324,000	19,330,090
(ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/4/2020 (a)(b)	6,242,000	6,247,565
3.10%, 5/4/2020 (b)	6,874,000	6,902,208
2.20%, 5/5/2020 (b)	2,405,000	2,406,198
(ICE LIBOR USD 3 Month + 0.53%), 2.42%, 5/5/2020 (a)(b)	3,745,000	3,748,751
2.70%, 8/3/2020 (b)	5,567,000	5,588,549
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 2/12/2021 (a)(b)	3,400,000	3,400,460
(ICE LIBOR USD 3 Month + 0.45%), 2.35%, 2/22/2021 (a)(b)	2,600,000	2,602,100
(ICE LIBOR USD 3 Month + 0.90%), 2.81%, 2/15/2022 (a)(b)	24,697,000	24,864,172
(ICE LIBOR USD 3 Month + 0.88%), 2.78%, 2/22/2022 (a)(b)	28,500,000	28,685,936
3.40%, 2/22/2022 (b)	15,649,000	16,027,353
Nissan Motor Acceptance Corp.
2.25%, 1/13/2020 (b)	15,977,000	15,978,458
(ICE LIBOR USD 3 Month + 0.58%), 2.58%, 1/13/2020 (a)(b)	630,000	630,383
2.13%, 3/3/2020 (b)	4,651,000	4,651,142

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.39%), 2.49%, 9/28/2020 (a)(b)	5,350,000	5,350,978
Volkswagen Group of America Finance LLC (Germany)
2.40%, 5/22/2020 (b)	1,700,000	1,701,977
(ICE LIBOR USD 3 Month + 0.86%), 2.97%, 9/24/2021 (a)(b)	20,466,000	20,596,129
(ICE LIBOR USD 3 Month + 0.94%), 2.84%, 11/12/2021 (a)(b)	5,700,000	5,746,062

		213,802,889

Banks — 28.8%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (b)	27,049,000	27,095,524
(ICE LIBOR USD 3 Month + 0.41%), 2.38%, 1/19/2021 (a)(b)	4,400,000	4,406,618
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021 (a)(b)	22,178,000	22,259,487
3.40%, 8/27/2021 (b)	22,120,000	22,595,379
ANZ New Zealand Int’l Ltd. (New Zealand)
2.20%, 7/17/2020 (b)	17,556,000	17,583,333
2.85%, 8/6/2020 (b)	2,350,000	2,363,482
2.75%, 1/22/2021 (b)(c)	7,761,000	7,826,006
2.75%, 2/3/2021 (b)	835,000	841,834
(ICE LIBOR USD 3 Month + 1.01%), 2.94%, 7/28/2021 (a)(b)	13,356,000	13,511,300
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.32%), 2.41%, 7/2/2020 (a)(b)	3,000,000	3,003,908
2.13%, 8/19/2020	24,223,000	24,251,893
(ICE LIBOR USD 3 Month + 0.32%), 2.22%, 11/9/2020 (a)(b)	4,341,000	4,348,639
2.25%, 11/9/2020	14,135,000	14,180,433
(ICE LIBOR USD 3 Month + 0.46%), 2.36%, 5/17/2021 (a)(b)	2,300,000	2,308,439
(ICE LIBOR USD 3 Month + 0.99%), 3.13%, 6/1/2021 (a)(b)	2,100,000	2,124,281
(ICE LIBOR USD 3 Month + 0.87%), 2.78%, 11/23/2021 (a)(b)	1,470,000	1,488,432
Bank of America Corp.
Series L, 2.25%, 4/21/2020	11,965,000	11,979,489
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021 (a)	20,659,000	20,687,985

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.65%), 2.76%, 6/25/2022 (a)	10,680,000	10,741,874
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 10/21/2022 (a)	18,504,000	18,766,402
Bank of America NA
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/24/2021 (a)	35,876,000	35,900,626
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.35%, 1/22/2021 (a)	69,769,000	69,924,232
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.46%, 4/13/2021 (a)	1,819,000	1,825,965
(ICE LIBOR USD 3 Month + 0.40%), 2.53%, 9/10/2021 (a)	42,000,000	42,096,998
(ICE LIBOR USD 3 Month + 0.57%), 2.68%, 3/26/2022 (a)	30,500,000	30,656,491
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.42%), 2.36%, 1/25/2021 (a)	52,500,000	52,641,908
(ICE LIBOR USD 3 Month + 0.64%), 2.74%, 3/7/2022 (a)	10,098,000	10,166,338
Banque Federative du Credit Mutuel SA (France)
2.20%, 7/20/2020 (b)	13,530,000	13,551,532
(ICE LIBOR USD 3 Month + 0.49%), 2.46%, 7/20/2020 (a)(b)	750,000	751,639
2.75%, 10/15/2020 (b)	33,626,000	33,857,995
(ICE LIBOR USD 3 Month + 0.73%), 2.70%, 7/20/2022 (a)(b)	30,361,000	30,542,749
2.70%, 7/20/2022 (b)	4,675,000	4,738,227
Barclays Bank plc (United Kingdom)
5.13%, 1/8/2020	1,277,000	1,280,716
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 8/7/2020 (a)	1,886,000	1,889,828
2.65%, 1/11/2021	2,375,000	2,388,548
BB&T Corp.
2.45%, 1/15/2020	12,925,000	12,927,258
(ICE LIBOR USD 3 Month + 0.57%), 2.69%, 6/15/2020 (a)	24,141,000	24,201,180
(ICE LIBOR USD 3 Month + 0.22%), 2.13%, 2/1/2021 (a)	10,007,000	10,004,696
2.15%, 2/1/2021	1,000,000	1,001,135
3.05%, 6/20/2022	17,689,000	18,102,381
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 2.87%, 6/11/2021 (a)	9,511,000	9,526,455
BNP Paribas SA (France)
2.38%, 5/21/2020	13,894,000	13,920,587
5.00%, 1/15/2021	10,392,000	10,736,599
(ICE LIBOR USD 3 Month + 0.39%), 2.28%, 8/7/2021 (a)(b)	55,000,000	55,101,831

Investments	Principal Amount($)	Value($)
BNZ International Funding Ltd. (New Zealand)
2.40%, 2/21/2020 (b)	3,565,000	3,568,618
(ICE LIBOR USD 3 Month + 0.70%), 2.59%, 2/21/2020 (a)(b)	3,737,000	3,741,793
(ICE LIBOR USD 3 Month + 0.98%), 3.10%, 9/14/2021 (a)(b)	21,969,000	22,218,486
Branch Banking & Trust Co.
2.10%, 1/15/2020	1,761,000	1,761,151
(ICE LIBOR USD 3 Month + 0.45%), 2.45%, 1/15/2020 (a)	13,300,000	13,305,719
(ICE LIBOR USD 3 Month + 0.22%), 2.35%, 6/1/2020 (a)	7,322,000	7,325,821
2.85%, 4/1/2021	4,492,000	4,538,672
Capital One NA
2.35%, 1/31/2020	9,666,000	9,668,525
2.95%, 7/23/2021	4,410,000	4,466,961
2.25%, 9/13/2021	4,212,000	4,219,405
(ICE LIBOR USD 3 Month + 0.82%), 2.72%, 8/8/2022 (a)	17,800,000	17,909,222
2.15%, 9/6/2022	15,900,000	15,862,271
Citibank NA
(ICE LIBOR USD 3 Month + 0.50%), 2.63%, 6/12/2020 (a)	1,690,000	1,694,066
(ICE LIBOR USD 3 Month + 0.57%), 2.50%, 7/23/2021 (a)	9,059,000	9,106,635
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 2/19/2022 (a)	31,435,000	31,508,467
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022 (a)	22,000,000	22,237,213
Citigroup, Inc.
2.70%, 3/30/2021	3,754,000	3,784,790
(ICE LIBOR USD 3 Month + 1.38%), 3.48%, 3/30/2021 (a)	9,373,000	9,507,254
(ICE LIBOR USD 3 Month + 1.19%), 3.09%, 8/2/2021 (a)	7,950,000	8,065,991
2.90%, 12/8/2021	4,511,000	4,577,337
(ICE LIBOR USD 3 Month + 1.07%), 3.17%, 12/8/2021 (a)	6,850,000	6,948,512
2.75%, 4/25/2022	7,335,000	7,441,604
Citizens Bank NA
2.25%, 3/2/2020	34,000,000	34,010,585
(ICE LIBOR USD 3 Month + 0.54%), 2.68%, 3/2/2020 (a)	10,400,000	10,407,217
2.20%, 5/26/2020	6,668,000	6,672,857
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 5/26/2020 (a)	3,900,000	3,907,901
2.25%, 10/30/2020	28,030,000	28,111,257
(ICE LIBOR USD 3 Month + 0.72%), 2.63%, 2/14/2022 (a)	13,543,000	13,613,624
Comerica Bank 2.50%, 6/2/2020	20,077,000	20,132,437

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Commonwealth Bank of Australia (Australia)
2.25%, 3/10/2020 (b)	11,042,000	11,050,495
(ICE LIBOR USD 3 Month + 0.45%), 2.58%, 3/10/2020 (a)(b)	1,180,000	1,181,268
2.30%, 3/12/2020	3,150,000	3,153,390
(ICE LIBOR USD 3 Month + 0.68%), 2.83%, 9/18/2022 (a)(b)	20,500,000	20,655,960
Cooperatieve Rabobank UA (Netherlands)
2.25%, 1/14/2020	12,456,000	12,461,318
4.75%, 1/15/2020 (b)	10,067,000	10,099,682
2.50%, 1/19/2021	36,490,000	36,706,537
(ICE LIBOR USD 3 Month + 0.43%), 2.37%, 4/26/2021 (a)	4,750,000	4,765,105
3.13%, 4/26/2021	12,586,000	12,783,737
(ICE LIBOR USD 3 Month + 0.83%), 2.84%, 1/10/2022 (a)	3,700,000	3,736,503
Credit Agricole Corporate & Investment Bank SA (France)
(ICE LIBOR USD 3 Month + 0.63%), 2.71%, 10/3/2021 (a)	32,889,000	32,981,884
Credit Agricole SA (France)
2.75%, 6/10/2020 (b)	25,670,000	25,759,851
(ICE LIBOR USD 3 Month + 0.97%), 3.10%, 6/10/2020 (a)(b)	3,549,000	3,564,317
(ICE LIBOR USD 3 Month + 1.18%), 3.28%, 7/1/2021 (a)(b)	6,523,000	6,617,572
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.13%, 12/10/2020	33,933,000	34,270,476
3.45%, 4/16/2021	17,850,000	18,147,908
(ICE LIBOR USD 3 Month + 2.29%), 4.29%, 4/16/2021 (a)	6,956,000	7,138,662
DBS Group Holdings Ltd. (Singapore)
(ICE LIBOR USD 3 Month + 0.49%), 2.59%, 6/8/2020 (a)(b)	9,339,000	9,344,161
2.85%, 4/16/2022 (b)	18,777,000	19,047,483
DNB Bank ASA (Norway)
2.13%, 10/2/2020 (b)	8,133,000	8,146,494
(ICE LIBOR USD 3 Month + 0.37%), 2.46%, 10/2/2020 (a)(b)	7,500,000	7,516,768
2.38%, 6/2/2021 (b)	30,879,000	31,108,888
2.15%, 12/2/2022 (b)	56,880,000	56,793,126
Federation des Caisses Desjardins du Quebec (Canada)
2.25%, 10/30/2020 (b)	85,437,000	85,645,718

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.33%), 2.27%, 10/30/2020 (a)(b)	700,000	701,234
Fifth Third Bancorp 2.88%, 7/27/2020	46,641,000	46,873,761
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.25%), 2.19%, 10/30/2020 (a)	9,905,000	9,912,155
2.20%, 10/30/2020	9,340,000	9,361,818
(ICE LIBOR USD 3 Month + 0.44%), 2.38%, 7/26/2021 (a)	1,300,000	1,304,945
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.24%), 4.34%, 3/8/2021 (a)	3,423,000	3,505,236
5.10%, 4/5/2021	6,849,000	7,115,633
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/18/2021 (a)	9,982,000	9,994,234
2.95%, 5/25/2021	23,518,000	23,815,456
(ICE LIBOR USD 3 Month + 1.66%), 3.57%, 5/25/2021 (a)	31,245,000	31,816,159
(ICE LIBOR USD 3 Month + 0.65%), 2.78%, 9/11/2021 (a)	27,495,000	27,572,487
(ICE LIBOR USD 3 Month + 1.50%), 3.54%, 1/5/2022 (a)	21,565,000	22,003,206
HSBC USA, Inc.
2.35%, 3/5/2020	11,540,000	11,550,192
5.00%, 9/27/2020	2,661,000	2,723,621
Huntington Bancshares, Inc. 3.15%, 3/14/2021	5,019,000	5,083,062
Huntington National Bank (The)
2.38%, 3/10/2020	11,834,000	11,842,975
(ICE LIBOR USD 3 Month + 0.51%), 2.64%, 3/10/2020 (a)	1,257,000	1,258,499
2.40%, 4/1/2020	3,086,000	3,089,021
(ICE LIBOR USD 3 Month + 0.55%), 2.44%, 2/5/2021 (a)	22,116,000	22,199,623
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 3.25%, 3/29/2022 (a)	19,625,000	19,868,997
KeyBank NA
2.50%, 12/15/2019	9,321,000	9,322,554
2.25%, 3/16/2020	10,776,000	10,785,362
KeyCorp 2.90%, 9/15/2020	19,166,000	19,304,633
Lloyds Bank plc (United Kingdom)
5.80%, 1/13/2020 (b)	11,970,000	12,020,492
(ICE LIBOR USD 3 Month + 0.49%), 2.38%, 5/7/2021 (a)	2,101,000	2,104,560
3.30%, 5/7/2021	6,955,000	7,069,181
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	5,500,000	5,559,728
(ICE LIBOR USD 3 Month + 0.65%), 2.59%, 7/26/2021 (a)	9,060,000	9,103,848

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.06%), 3.19%, 9/13/2021 (a)	7,076,000	7,158,202
(ICE LIBOR USD 3 Month + 0.92%), 2.82%, 2/22/2022 (a)	4,689,000	4,733,187
(ICE LIBOR USD 3 Month + 0.79%), 2.73%, 7/25/2022 (a)	20,592,000	20,718,098
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	69,166,000	69,608,501
(ICE LIBOR USD 3 Month + 1.14%), 3.27%, 9/13/2021 (a)	14,870,000	15,049,440
(ICE LIBOR USD 3 Month + 0.94%), 2.85%, 2/28/2022 (a)	6,525,000	6,584,207
(ICE LIBOR USD 3 Month + 0.88%), 3.02%, 9/11/2022 (a)	7,800,000	7,861,574
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	15,997,000	16,011,290
National Australia Bank Ltd. (Australia)
2.40%, 12/9/2019 (b)	3,000,000	3,000,363
2.25%, 1/10/2020	3,357,000	3,358,286
2.13%, 5/22/2020	2,985,000	2,987,183
(ICE LIBOR USD 3 Month + 0.35%), 2.35%, 1/12/2021 (a)(b)	7,670,000	7,679,020
(ICE LIBOR USD 3 Month + 1.00%), 3.00%, 7/12/2021 (a)(b)	4,750,000	4,809,893
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 11/4/2021 (a)(b)	17,000,000	17,171,699
(ICE LIBOR USD 3 Month + 0.72%), 2.62%, 5/22/2022 (a)(b)	10,500,000	10,597,967
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 2.60%, 1/17/2020 (a)	16,239,000	16,254,146
2.20%, 11/2/2020	3,148,000	3,156,414
(ICE LIBOR USD 3 Month + 0.40%), 2.56%, 3/21/2021 (a)(b)	60,000,000	60,108,010
2.15%, 10/7/2022 (b)	13,125,000	13,112,441
Nordea Bank Abp (Finland)
4.88%, 1/27/2020 (b)	10,475,000	10,520,713
2.13%, 5/29/2020 (b)	18,219,000	18,236,662
2.50%, 9/17/2020 (b)	4,505,000	4,525,942
4.88%, 1/14/2021 (b)	4,452,000	4,591,340
2.25%, 5/27/2021 (b)	51,449,000	51,650,145
PNC Bank NA
2.30%, 6/1/2020	4,368,000	4,374,742
(ICE LIBOR USD 3 Month + 0.25%), 2.20%, 1/22/2021 (a)	1,500,000	1,503,508
2.50%, 1/22/2021	5,181,000	5,208,870
2.15%, 4/29/2021	22,347,000	22,411,676

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.50%), 2.44%, 7/27/2022 (a)	2,165,000	2,177,161
Regions Bank
(ICE LIBOR USD 3 Month + 0.38%), 2.48%, 4/1/2021 (a)	6,425,000	6,429,430
2.75%, 4/1/2021	7,000,000	7,052,350
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.30%), 2.25%, 7/22/2020 (a)	6,368,000	6,379,685
(ICE LIBOR USD 3 Month + 0.40%), 2.34%, 1/25/2021 (a)	26,500,000	26,565,704
(ICE LIBOR USD 3 Month + 0.39%), 2.33%, 4/30/2021 (a)	7,500,000	7,524,685
3.20%, 4/30/2021	12,321,000	12,535,820
(ICE LIBOR USD 3 Month + 0.73%), 2.64%, 2/1/2022 (a)	1,255,000	1,268,974
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 2.76%, 6/1/2021 (a)	2,800,000	2,810,656
3.40%, 6/1/2021	3,350,000	3,414,750
(ICE LIBOR USD 3 Month + 0.66%), 2.57%, 11/15/2021 (a)	6,288,000	6,313,287
Skandinaviska Enskilda Banken AB (Sweden)
2.30%, 3/11/2020	4,055,000	4,059,498
2.45%, 5/27/2020 (b)	12,711,000	12,725,185
2.63%, 11/17/2020 (b)	40,436,000	40,580,356
2.63%, 3/15/2021	12,198,000	12,280,958
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 5/17/2021 (a)(b)	7,500,000	7,516,800
1.88%, 9/13/2021	22,200,000	22,142,882
2.80%, 3/11/2022	7,280,000	7,375,781
Societe Generale SA (France)
2.63%, 9/16/2020 (b)	2,026,000	2,035,799
2.50%, 4/8/2021 (b)	9,777,000	9,812,879
(ICE LIBOR USD 3 Month + 1.33%), 3.36%, 4/8/2021 (a)(b)	5,150,000	5,220,654
5.20%, 4/15/2021 (b)	32,708,000	34,075,863
Standard Chartered plc (United Kingdom)
2.25%, 4/17/2020 (b)	19,055,000	19,052,980
3.05%, 1/15/2021 (b)	34,873,000	35,126,381
(ICE LIBOR USD 3 Month + 1.15%), 3.12%, 1/20/2023 (a)(b)	10,773,000	10,831,928
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.37%), 2.37%, 10/16/2020 (a)	9,863,000	9,887,035
2.45%, 10/20/2020	32,602,000	32,755,267

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 3.11%, 7/14/2021 (a)	5,404,000	5,466,637
2.44%, 10/19/2021	29,688,000	29,919,991
(ICE LIBOR USD 3 Month + 1.14%), 3.11%, 10/19/2021 (a)	5,067,000	5,135,162
(ICE LIBOR USD 3 Month + 0.97%), 2.95%, 1/11/2022 (a)	19,000,000	19,186,062
(ICE LIBOR USD 3 Month + 0.74%), 2.74%, 10/18/2022 (a)	1,890,000	1,897,995
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (a)	17,793,000	17,805,844
(ICE LIBOR USD 3 Month + 0.50%), 2.44%, 10/26/2021 (a)	1,940,000	1,942,948
(ICE LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/2021 (a)	9,911,000	10,036,212
SunTrust Banks, Inc. 2.90%, 3/3/2021	8,079,000	8,153,602
Svenska Handelsbanken AB (Sweden)
5.13%, 3/30/2020 (b)	18,279,000	18,469,435
1.95%, 9/8/2020	11,736,000	11,736,785
2.40%, 10/1/2020	16,321,000	16,382,786
2.45%, 3/30/2021	8,784,000	8,846,565
(ICE LIBOR USD 3 Month + 0.47%), 2.38%, 5/24/2021 (a)	28,555,000	28,669,506
1.88%, 9/7/2021	3,907,000	3,901,008
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 2.42%, 6/11/2020 (a)	8,731,000	8,742,726
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 2.21%, 2/4/2021 (a)	21,496,000	21,536,348
(ICE LIBOR USD 3 Month + 0.32%), 2.26%, 4/26/2021 (a)	1,831,000	1,835,314
Wells Fargo & Co. 2.63%, 7/22/2022	1,849,000	1,870,776
Westpac Banking Corp. (Australia)
2.15%, 3/6/2020	6,612,000	6,614,665
(ICE LIBOR USD 3 Month + 0.28%), 2.19%, 5/15/2020 (a)	1,783,000	1,784,509
3.05%, 5/15/2020	5,500,000	5,527,121
(ICE LIBOR USD 3 Month + 0.36%), 2.50%, 9/1/2020 (a)(b)	950,000	951,592
2.60%, 11/23/2020	8,727,000	8,780,743
2.65%, 1/25/2021	12,651,000	12,738,647
(ICE LIBOR USD 3 Month + 0.85%), 2.83%, 1/11/2022 (a)	1,674,000	1,690,191

		2,880,514,455

Beverages — 0.2%
Constellation Brands, Inc.
2.25%, 11/6/2020	8,000,000	8,014,219
(ICE LIBOR USD 3 Month + 0.70%), 2.61%, 11/15/2021 (a)	14,460,000	14,460,320

Investments	Principal Amount($)	Value($)
Diageo Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.24%), 2.14%, 5/18/2020 (a)	2,215,000	2,216,566

		24,691,105

Biotechnology — 0.5%
AbbVie, Inc.
2.50%, 5/14/2020	5,502,000	5,511,162
2.30%, 5/14/2021	10,248,000	10,299,733
2.15%, 11/19/2021 (b)	32,890,000	32,914,521
Gilead Sciences, Inc. 2.55%, 9/1/2020	1,722,000	1,729,939

		50,455,355

Capital Markets — 5.5%
Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 2.21%, 5/21/2021 (a)	11,076,000	11,089,970
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	3,480,000	3,541,122
2.10%, 11/12/2021	16,524,000	16,556,215
Goldman Sachs Bank USA
3.20%, 6/5/2020	1,305,000	1,313,479
(SOFR + 0.60%), 2.15%, 5/24/2021 (a)	15,914,000	15,925,378
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	7,594,000	7,665,742
(ICE LIBOR USD 3 Month + 1.16%), 3.09%, 4/23/2020 (a)	7,445,000	7,469,251
Series D, 6.00%, 6/15/2020	3,000,000	3,063,594
(ICE LIBOR USD 3 Month + 1.20%), 3.32%, 9/15/2020 (a)	5,049,000	5,088,316
(ICE LIBOR USD 3 Month + 0.73%), 2.83%, 12/27/2020 (a)	5,444,000	5,447,548
(ICE LIBOR USD 3 Month + 1.77%), 3.68%, 2/25/2021 (a)	5,144,000	5,237,116
(ICE LIBOR USD 3 Month + 1.36%), 3.30%, 4/23/2021 (a)	2,685,000	2,723,449
2.63%, 4/25/2021	1,673,000	1,684,502
5.25%, 7/27/2021	2,850,000	2,994,295
(ICE LIBOR USD 3 Month + 1.17%), 3.08%, 11/15/2021 (a)	2,151,000	2,169,070
(ICE LIBOR USD 3 Month + 1.11%), 3.05%, 4/26/2022 (a)	20,664,000	20,885,167
(ICE LIBOR USD 3 Month + 0.78%), 2.71%, 10/31/2022 (a)	9,934,000	9,999,266
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (a)	4,351,000	4,399,693
ING Bank NV (Netherlands)
2.45%, 3/16/2020 (b)	27,206,000	27,244,742
(ICE LIBOR USD 3 Month + 0.97%), 2.87%, 8/17/2020 (a)(b)	6,025,000	6,061,635
2.75%, 3/22/2021 (b)(c)	18,171,000	18,346,444
5.00%, 6/9/2021 (b)	14,483,000	15,128,346

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Macquarie Bank Ltd. (Australia)
2.85%, 1/15/2021 (b)	16,688,000	16,837,849
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 8/6/2021 (a)(b)	66,780,000	66,842,531
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 11/24/2021 (a)(b)	42,321,000	42,321,037
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (b)	2,010,000	2,098,136
Morgan Stanley
5.50%, 1/26/2020	6,500,000	6,533,020
(ICE LIBOR USD 3 Month + 1.14%), 3.08%, 1/27/2020 (a)	4,500,000	4,506,574
5.50%, 7/24/2020	4,030,000	4,120,040
5.75%, 1/25/2021	11,152,000	11,610,649
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 2/10/2021 (a)	5,500,000	5,504,174
2.50%, 4/21/2021	5,500,000	5,531,991
(ICE LIBOR USD 3 Month + 1.40%), 3.37%, 4/21/2021 (a)	5,904,000	5,994,981
5.50%, 7/28/2021	7,295,000	7,702,715
2.63%, 11/17/2021	2,875,000	2,905,581
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 1/20/2022 (a)	5,085,000	5,137,907
2.75%, 5/19/2022	5,000,000	5,068,718
(ICE LIBOR USD 3 Month + 0.93%), 2.88%, 7/22/2022 (a)	28,458,000	28,717,082
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	26,732,000	27,042,895
UBS AG (Switzerland)
2.20%, 6/8/2020 (b)	6,737,000	6,742,024
(ICE LIBOR USD 3 Month + 0.58%), 2.68%, 6/8/2020 (a)(b)	3,000,000	3,006,286
2.45%, 12/1/2020 (b)	26,063,000	26,146,082
(ICE LIBOR USD 3 Month + 0.48%), 2.62%, 12/1/2020 (a)(b)	10,162,000	10,187,242
UBS Group AG (Switzerland)
2.95%, 9/24/2020 (b)	16,113,000	16,236,092
(ICE LIBOR USD 3 Month + 1.44%), 3.57%, 9/24/2020 (a)(b)	17,549,000	17,737,881
(ICE LIBOR USD 3 Month + 1.78%), 3.77%, 4/14/2021 (a)(b)	1,400,000	1,427,034
3.00%, 4/15/2021 (b)	9,293,000	9,413,774
(ICE LIBOR USD 3 Month + 1.53%), 3.44%, 2/1/2022 (a)(b)	15,805,000	16,171,750

		549,578,385

Chemicals — 0.1%
Air Liquide Finance SA (France) 1.75%, 9/27/2021 (b)	3,960,000	3,941,257
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020 (b)	2,922,000	2,925,976

Investments	Principal Amount($)	Value($)
DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020 (a)	7,099,000	7,131,383

		13,998,616

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 5.00%, 3/1/2020	17,167,000	17,288,310

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.55%, 5/22/2020 (a)	6,127,000	6,135,125

Consumer Finance — 3.4%
American Express Co.
2.20%, 10/30/2020	35,282,000	35,357,618
3.00%, 2/22/2021	15,608,000	15,801,985
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 5/17/2021 (a)	3,354,000	3,367,973
(ICE LIBOR USD 3 Month + 0.60%), 2.49%, 11/5/2021 (a)	9,975,000	10,032,973
(ICE LIBOR USD 3 Month + 0.62%), 2.52%, 5/20/2022 (a)	15,171,000	15,260,481
(ICE LIBOR USD 3 Month + 0.65%), 2.57%, 2/27/2023 (a)	5,921,000	5,940,885
American Express Credit Corp. 2.38%, 5/26/2020	6,488,000	6,498,193
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (b)	11,415,000	11,664,624
Capital One Financial Corp.
2.50%, 5/12/2020	15,484,000	15,512,296
(ICE LIBOR USD 3 Month + 0.76%), 2.66%, 5/12/2020 (a)	8,250,000	8,268,292
2.40%, 10/30/2020	4,224,000	4,237,826
3.45%, 4/30/2021	3,639,000	3,703,411
(ICE LIBOR USD 3 Month + 0.95%), 3.05%, 3/9/2022 (a)	8,214,000	8,296,438
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.09%, 5/15/2020 (a)	7,353,000	7,356,626
(ICE LIBOR USD 3 Month + 0.30%), 2.41%, 3/8/2021 (a)	31,035,000	31,072,708
(ICE LIBOR USD 3 Month + 0.23%), 2.35%, 3/15/2021 (a)	30,000,000	30,002,242
(ICE LIBOR USD 3 Month + 0.28%), 2.38%, 9/7/2021 (a)	5,263,000	5,265,639
John Deere Capital Corp.
1.70%, 1/15/2020	5,495,000	5,493,376
(ICE LIBOR USD 3 Month + 0.42%), 2.43%, 7/10/2020 (a)	26,235,000	26,297,159

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.10%, 11/13/2020 (a)	11,340,000	11,353,418
(ICE LIBOR USD 3 Month + 0.26%), 2.16%, 5/10/2021 (a)	1,099,000	1,100,048
Toyota Motor Credit Corp.
(SOFR + 0.40%), 1.94%, 10/23/2020 (a)	70,818,000	70,843,467
(ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/17/2022 (a)	10,900,000	10,921,483

		343,649,161

Diversified Financial Services — 1.2%
AIG Global Funding
2.15%, 7/2/2020 (b)	4,470,000	4,475,548
(ICE LIBOR USD 3 Month + 0.48%), 2.57%, 7/2/2020 (a)(b)	3,956,000	3,965,621
(ICE LIBOR USD 3 Month + 0.65%), 2.60%, 1/22/2021 (a)(b)	48,025,000	48,178,529
CK Hutchison International II Ltd. (United Kingdom) 2.25%, 9/29/2020 (b)	12,136,000	12,139,793
CK Hutchison International Ltd. (United Kingdom) 1.88%, 10/3/2021 (b)	32,875,000	32,535,977
National Rural Utilities Cooperative Finance Corp.
2.00%, 1/27/2020	2,787,000	2,787,380
(ICE LIBOR USD 3 Month + 0.38%), 2.48%, 6/30/2021 (a)	7,659,000	7,691,011
Siemens Financieringsmaatschappij NV (Germany)
(ICE LIBOR USD 3 Month + 0.34%), 2.46%, 3/16/2020 (a)(b)	4,536,000	4,539,901

		116,313,760

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 1/15/2020 (a)	12,300,000	12,311,226
4.45%, 5/15/2021	5,733,000	5,929,685
Deutsche Telekom International Finance BV (Germany)
2.23%, 1/17/2020 (b)	20,559,000	20,562,075
(ICE LIBOR USD 3 Month + 0.58%), 2.58%, 1/17/2020 (a)(b)	3,009,000	3,010,807
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020 (a)	14,024,000	14,051,151
(ICE LIBOR USD 3 Month + 1.00%), 3.12%, 3/16/2022 (a)	25,699,000	26,099,182

		81,964,126

Investments	Principal Amount($)	Value($)
Electric Utilities — 1.9%
American Electric Power Co., Inc. 2.15%, 11/13/2020	42,725,000	42,791,469
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.41%, 5/14/2021 (a)(b)	14,791,000	14,843,232
Duke Energy Florida LLC
2.10%, 12/15/2019	66,375	66,379
1.85%, 1/15/2020	2,325,000	2,324,958
Exelon Corp.
2.85%, 6/15/2020	3,500,000	3,512,791
5.15%, 12/1/2020	3,434,000	3,509,099
LG&E & KU Energy LLC 3.75%, 11/15/2020	17,583,000	17,783,268
Mississippi Power Co.
(ICE LIBOR USD 3 Month + 0.65%), 2.75%, 3/27/2020 (a)	2,849,000	2,850,017
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	25,763,000	25,903,297
(ICE LIBOR USD 3 Month + 0.72%), 2.63%, 2/25/2022 (a)	42,944,000	43,287,469
Southern Co. (The)
2.75%, 6/15/2020	13,785,000	13,831,691
2.35%, 7/1/2021	3,813,000	3,827,568
State Grid Overseas Investment 2016 Ltd. (China) 2.25%, 5/4/2020 (b)	9,618,000	9,611,321
Tampa Electric Co. 5.40%, 5/15/2021	5,014,000	5,242,097
Wisconsin Power & Light Co. 4.60%, 6/15/2020	1,368,000	1,387,044

		190,771,700

Energy Equipment & Services — 0.1%
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	7,324,000	7,459,253

Entertainment — 0.5%
NBCUniversal Enterprise, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.50%, 4/1/2021 (a)(b)	40,262,000	40,404,046
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 2.36%, 9/1/2021 (a)	6,678,000	6,695,402

		47,099,448

Equity Real Estate Investment Trusts (REITs) — 0.7%
Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021 (b)	7,424,000	7,421,890
WEA Finance LLC (France) 3.25%, 10/5/2020 (b)	63,945,000	64,479,714

		71,901,604

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019 (b)	31,182,000	31,185,429
Kroger Co. (The) 6.15%, 1/15/2020	7,740,000	7,779,073

		38,964,502

Food Products — 0.5%
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 2.54%, 4/16/2021 (a)	18,608,000	18,667,246
3.20%, 4/16/2021	4,000,000	4,065,753
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022 (b)	12,169,000	12,143,578
Mondelez International, Inc. 3.00%, 5/7/2020	14,496,000	14,561,101
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.68%, 6/2/2020 (a)	1,372,000	1,373,719

		50,811,397

Gas Utilities — 0.0% (d)
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	1,385,000	1,393,840

Health Care Equipment & Supplies — 0.0% (d)
Zimmer Biomet Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.91%, 3/19/2021 (a)	1,510,000	1,510,282

Health Care Providers & Services — 0.9%
Cigna Corp. 3.20%, 9/17/2020	25,031,000	25,249,500
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.73%, 3/9/2020 (a)	1,743,000	1,745,396
2.80%, 7/20/2020	31,415,000	31,559,910
(ICE LIBOR USD 3 Month + 0.72%), 2.82%, 3/9/2021 (a)	1,191,000	1,196,621
3.35%, 3/9/2021	3,501,000	3,556,663
2.13%, 6/1/2021	5,633,000	5,634,696
Express Scripts Holding Co.
2.60%, 11/30/2020	18,314,000	18,411,384
(ICE LIBOR USD 3 Month + 0.75%), 2.66%, 11/30/2020 (a)	3,400,000	3,400,481
McKesson Corp. 3.65%, 11/30/2020	1,560,000	1,584,865
Medco Health Solutions, Inc. 4.13%, 9/15/2020	2,097,000	2,129,381

		94,468,897

Independent Power and Renewable Electricity Producers — 0.4%
Exelon Generation Co. LLC 2.95%, 1/15/2020	14,634,000	14,641,962

Investments	Principal Amount($)	Value($)
4.00%, 10/1/2020	21,915,000	22,166,071

		36,808,033

Industrial Conglomerates — 0.0% (d)
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 2/21/2021	2,150,000	2,165,167

Insurance — 5.1%
AIA Group Ltd. (Hong Kong)
(ICE LIBOR USD 3 Month + 0.52%), 2.68%, 9/20/2021 (a)(b)	10,683,000	10,670,358
American International Group, Inc.
6.40%, 12/15/2020	5,739,000	5,991,554
3.30%, 3/1/2021	10,954,000	11,113,691
Athene Global Funding
2.75%, 4/20/2020 (b)	18,827,000	18,877,944
(ICE LIBOR USD 3 Month + 1.14%), 3.11%, 4/20/2020 (a)(b)	7,295,000	7,321,296
4.00%, 1/25/2022 (b)	20,624,000	21,327,583
(ICE LIBOR USD 3 Month + 1.23%), 3.32%, 7/1/2022 (a)(b)	26,740,000	27,118,196
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.24%, 4/27/2020 (a)(b)	15,809,000	15,823,323
(ICE LIBOR USD 3 Month + 0.30%), 2.30%, 10/15/2020 (a)(b)	17,176,000	17,195,593
(ICE LIBOR USD 3 Month + 0.31%), 2.43%, 3/16/2021 (a)(b)	60,180,000	60,248,424
2.25%, 4/29/2021 (b)	18,748,000	18,843,095
(ICE LIBOR USD 3 Month + 0.48%), 2.62%, 6/11/2021 (a)(b)	3,446,000	3,457,679
(ICE LIBOR USD 3 Month + 0.73%), 2.83%, 6/27/2022 (a)(b)	7,250,000	7,325,196
Marsh & McLennan Cos., Inc.
2.35%, 3/6/2020	7,619,000	7,623,405
3.50%, 12/29/2020	135,000	137,236
MassMutual Global Funding II 2.00%, 4/15/2021 (b)	18,002,000	18,021,355
Metropolitan Life Global Funding I
2.00%, 4/14/2020 (b)	1,125,000	1,125,698
(ICE LIBOR USD 3 Month + 0.40%), 2.53%, 6/12/2020 (a)(b)	2,631,000	2,635,596
(SOFR + 0.57%), 2.22%, 9/7/2020 (a)(b)	12,500,000	12,527,866
(ICE LIBOR USD 3 Month + 0.23%), 2.26%, 1/8/2021 (a)(b)	12,450,000	12,457,309

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.40%, 1/8/2021 (b)	31,466,000	31,621,057
(SOFR + 0.50%), 2.04%, 5/28/2021 (a)(b)	1,460,000	1,463,077
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 2.23%, 8/6/2021 (a)(b)	2,017,000	2,022,714
(ICE LIBOR USD 3 Month + 0.28%), 2.23%, 1/21/2022 (a)(b)	19,500,000	19,532,253
Principal Life Global Funding II
2.15%, 1/10/2020 (b)	15,820,000	15,823,066
2.63%, 11/19/2020 (b)	294,000	295,765
(ICE LIBOR USD 3 Month + 0.33%), 2.47%, 3/2/2021 (a)(b)	20,233,000	20,250,413
(ICE LIBOR USD 3 Month + 0.40%), 2.38%, 10/6/2021 (a)(b)	40,392,000	40,383,619
Protective Life Global Funding
2.26%, 4/8/2020 (b)	15,779,000	15,795,112
(ICE LIBOR USD 3 Month + 0.37%), 2.37%, 7/13/2020 (a)(b)	10,380,000	10,397,564
2.16%, 9/25/2020 (b)	2,458,000	2,462,297
2.70%, 11/25/2020 (b)	7,952,000	8,011,038
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	9,888,000	9,894,128
2.38%, 5/4/2020 (b)	54,986,000	55,065,248
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020 (b)	2,476,000	2,484,354

		515,344,102

Interactive Media & Services — 0.0% (d)
Tencent Holdings Ltd. (China) 2.88%, 2/11/2020 (b)	2,488,000	2,491,234

IT Services — 0.7%
International Business Machines Corp.
(ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/13/2021 (a)	35,040,000	35,178,058
2.80%, 5/13/2021	30,461,000	30,831,091

		66,009,149

Media — 0.1%
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.43%, 10/1/2020 (a)	13,434,000	13,462,510

Metals & Mining — 0.2%
Newmont Goldcorp Corp. 3.63%, 6/9/2021	16,929,000	17,249,399

Multiline Retail — 0.1%
Dollar Tree, Inc.

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.70%), 2.70%, 4/17/2020 (a)	14,311,000	14,312,667

Multi-Utilities — 0.8%
CenterPoint Energy, Inc. 3.60%, 11/1/2021	2,300,000	2,373,954
Consolidated Edison Co. of New York, Inc.
Series C, (ICE LIBOR USD 3 Month + 0.40%), 2.51%, 6/25/2021 (a)	2,631,000	2,639,850
Dominion Energy, Inc. 2.72%, 8/15/2021(e)	20,166,000	20,292,234
DTE Energy Co. 2.40%, 12/1/2019	3,111,000	3,111,000
Sempra Energy 2.85%, 11/15/2020	545,000	548,525
TECO Finance, Inc. 5.15%, 3/15/2020	31,096,000	31,352,347
WEC Energy Group, Inc. 2.45%, 6/15/2020	16,090,000	16,120,040

		76,437,950

Oil, Gas & Consumable Fuels — 2.5%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020 (b)	6,673,000	6,791,820
BP Capital Markets America, Inc. 4.50%, 10/1/2020	4,183,000	4,270,545
BP Capital Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/2020 (a)	31,151,000	31,196,638
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	28,254,000	28,393,710
Enbridge Energy Partners LP
5.20%, 3/15/2020	19,208,000	19,359,386
4.38%, 10/15/2020	3,886,000	3,953,817
4.20%, 9/15/2021	2,363,000	2,433,353
Enbridge, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.41%, 1/10/2020 (a)	24,575,000	24,585,856
Enterprise Products Operating LLC
5.25%, 1/31/2020	5,938,000	5,967,696
5.20%, 9/1/2020	23,600,000	24,146,907
2.80%, 2/15/2021	2,554,000	2,577,082
EOG Resources, Inc. 2.45%, 4/1/2020	7,091,000	7,099,177
Exxon Mobil Corp. 1.90%, 8/16/2022	10,747,000	10,781,205
MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 3.00%, 9/9/2021 (a)	8,318,000	8,346,209

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 0.95%), 2.85%, 2/8/2021 (a)	23,830,000	23,987,055
Phillips 66
(ICE LIBOR USD 3 Month + 0.75%), 2.75%, 4/15/2020 (a)(b)	410,000	410,139
(ICE LIBOR USD 3 Month + 0.60%), 2.52%, 2/26/2021 (a)	1,115,000	1,115,005
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.83%, 6/5/2020 (a)	4,042,000	4,050,705
Total Capital International SA (France) 2.22%, 7/12/2021	16,284,000	16,365,590
TransCanada PipeLines Ltd. (Canada)
3.80%, 10/1/2020	24,710,000	25,082,249
9.88%, 1/1/2021	911,000	984,680

		251,898,824

Pharmaceuticals — 1.0%
AstraZeneca plc (United Kingdom) 2.38%, 11/16/2020	1,278,000	1,282,973
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.20%), 2.10%, 11/16/2020 (a)(b)	13,848,000	13,855,484
2.88%, 2/19/2021 (b)	1,136,000	1,147,976
(ICE LIBOR USD 3 Month + 0.38%), 2.28%, 5/16/2022 (a)(b)	14,789,000	14,800,474
EMD Finance LLC (Germany) 2.40%, 3/19/2020 (b)	12,240,000	12,253,244
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/14/2021 (a)	3,393,000	3,400,282
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	26,319,000	26,433,311
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.34%, 8/20/2021 (a)	22,847,000	22,870,012

		96,043,756

Road & Rail — 0.4%
ERAC USA Finance LLC 5.25%, 10/1/2020 (b)	1,125,000	1,155,967
Penske Truck Leasing Co. LP
3.20%, 7/15/2020 (b)	3,572,000	3,590,299
3.30%, 4/1/2021 (b)	2,160,000	2,187,492
3.65%, 7/29/2021 (b)	15,088,000	15,422,230
Ryder System, Inc.
2.88%, 9/1/2020	13,115,000	13,185,838
2.88%, 6/1/2022	6,291,000	6,381,079

		41,922,905

Investments	Principal Amount($)	Value($)
Technology Hardware, Storage & Peripherals — 0.0% (d)
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.20%), 2.09%, 2/7/2020 (a)	400,000	400,156

Thrifts & Mortgage Finance — 1.2%
BPCE SA (France)
3.15%, 7/31/2020 (b)	65,000,000	65,502,124
2.65%, 2/3/2021	10,768,000	10,839,241
2.75%, 12/2/2021	10,782,000	10,914,618
(ICE LIBOR USD 3 Month + 1.22%), 3.12%, 5/22/2022 (a)(b)	16,733,000	16,941,761
(ICE LIBOR USD 3 Month + 0.88%), 3.00%, 5/31/2022 (a)	1,500,000	1,513,108
Nationwide Building Society (United Kingdom) 2.35%, 1/21/2020 (b)	10,299,000	10,305,033

		116,015,885

Tobacco — 0.8%
Altria Group, Inc.
2.63%, 1/14/2020	8,796,000	8,799,042
4.75%, 5/5/2021	53,175,000	55,185,454
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 2.50%, 8/14/2020 (a)	2,300,000	2,304,711
Philip Morris International, Inc. 2.00%, 2/21/2020	9,640,000	9,639,133
Reynolds American, Inc. (United Kingdom) 6.88%, 5/1/2020	5,705,000	5,813,236

		81,741,576

Trading Companies & Distributors — 1.0%
Air Lease Corp.
4.75%, 3/1/2020	2,593,000	2,609,013
2.50%, 3/1/2021	5,577,000	5,598,230
(ICE LIBOR USD 3 Month + 0.67%), 2.81%, 6/3/2021 (a)	59,617,000	59,891,398
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 3.08%, 6/1/2021 (a)(b)	15,273,000	15,318,655
(ICE LIBOR USD 3 Month + 0.67%), 2.61%, 7/30/2021 (a)(b)	6,254,000	6,241,778
BOC Aviation Ltd. (Singapore)
3.00%, 3/30/2020 (b)	1,420,000	1,421,778
(ICE LIBOR USD 3 Month + 1.05%), 2.95%, 5/2/2021 (a)(b)	4,090,000	4,108,057

		95,188,909

Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd. (Hong Kong) 2.88%, 3/17/2020 (b)	8,993,000	9,000,649

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	8,824,000	8,890,180

TOTAL CORPORATE BONDS (Cost $6,235,818,634)		6,255,872,364

ASSET-BACKED SECURITIES — 11.2%
AIMCO CLO (Cayman Islands) Series 2015-AA, Class AR, 2.85%, 1/15/2028 (b)(f)	5,760,000	5,744,673
Allegro CLO II-S Ltd. (Cayman Islands) Series 2014-1RA, Class X, 2.62%, 10/21/2028 (b)(f)	800,000	800,000
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	631,839	632,138
Series 2019-1, Class A2, 2.85%, 3/15/2022	8,553,817	8,582,200
Series 2018-1, Class A3, 2.35%, 6/15/2022	34,042,028	34,110,861
ALM VI Ltd. (Cayman Islands) Series 2012-6A, Class X, 2.60%, 7/15/2026‡ (b)(f)	130,000	130,000
American Express Credit Account Master Trust Series 2017-3, Class A, 1.77%, 11/15/2022	25,000,000	24,990,650
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2A, 2.71%, 7/19/2021	64,593	64,615
Series 2018-2, Class A2A, 2.86%, 11/18/2021	2,582,463	2,586,137
Series 2017-2, Class A3, 1.98%, 12/20/2021	1,196,534	1,196,084
Series 2018-3, Class A2A, 3.11%, 1/18/2022	4,016,650	4,028,256
Apidos CLO (Cayman Islands)
Series 2015-21A, Class A1R, 2.93%, 7/18/2027 (b)(f)	30,000,000	29,984,970
ARES XLVI CLO Ltd. Series 2017-46A, Class X, 2.60%, 1/15/2030‡ (b)(f)	62,500	62,497
Ares XXXVR CLO Ltd. Series 2015-35RA, Class X, 2.65%, 7/15/2030 (b)(f)	525,000	524,974
Atrium XV (Cayman Islands) Series 15A, Class X, 2.60%, 1/23/2031 (b)(f)	1,672,500	1,672,500

Investments	Principal Amount($)	Value($)
Avery Point III CLO Ltd. (Cayman Islands) Series 2013-3A, Class AR, 3.12%, 1/18/2025 (b)(f)	440,089	439,898
Avery Point VI CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR, 2.94%, 8/5/2027 (b)(f)	46,056,000	46,011,049
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 2.77%, 1/20/2028 (b)(f)	5,880,000	5,868,810
Battalion CLO VII Ltd. (Cayman Islands) Series 2014-7A, Class XRR, 2.90%, 7/17/2028‡ (b)(f)	3,750,000	3,749,813
Benefit Street Partners CLO II Ltd. (Cayman Islands) Series 2013-IIA, Class X, 3.70%, 7/15/2029‡ (b)(f)	120,313	120,252
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 2.95%, 11/20/2028 (b)(f)	30,841,000	30,828,725
Series 2013-1A, Class A1R2, 3.20%, 1/20/2029 (b)(f)	13,200,000	13,193,175
Series 2014-2A, Class X, 2.57%, 10/20/2030 (b)(f)	1,714,286	1,714,286
Series 2016-3A, Class X, 2.53%, 11/15/2030 (b)(f)	1,687,500	1,687,416
BMW Vehicle Lease Trust Series 2019-1, Class A3, 2.84%, 11/22/2021	12,336,000	12,443,894
Capital Auto Receivables Asset Trust Series 2018-2, Class A2, 3.02%, 2/22/2021 (b)	3,385,981	3,391,932
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2012-4A, Class XRR, 2.70%, 4/22/2032 (b)(f)	1,137,500	1,137,443
CarMax Auto Owner Trust Series 2018-3, Class A2A, 2.88%, 10/15/2021	2,487,909	2,493,698
CBAM Ltd. (Cayman Islands) Series 2017-3A, Class X, 2.70%, 10/17/2029 (b)(f)	3,352,500	3,352,500
CIFC Funding Ltd. (Cayman Islands)
Series 2015-4A, Class A1R, 3.12%, 10/20/2027 (b)(f)	440,000	439,785
Series 2013-1A, Class X, 2.85%, 7/16/2030 (b)(f)	339,548	339,530
Series 2014-1A, Class X, 2.60%, 1/18/2031 (b)(f)	214,286	214,286
Series 2013-3RA, Class X, 2.59%, 4/24/2031 (b)(f)	1,500,000	1,499,250
Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 2.97%, 10/20/2030 ‡(b)(f)	137,500	137,431

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (b)(f)	31,019,221	31,400,971
Cole Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR, 3.02%, 10/20/2028 (b)(f)	11,565,000	11,559,680
Colombia Cent CLO Ltd. (Cayman Islands) Series 2018-27A, Class X, 2.64%, 10/25/2028 (b)(f)	1,433,332	1,433,332
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021 (b)	25,987,000	26,108,227
Drive Auto Receivables Trust
Series 2019-1, Class A2A, 3.08%, 9/15/2021	144,791	144,865
Series 2019-2, Class A3, 3.04%, 3/15/2023	25,569,000	25,755,541
Dryden 36 Senior Loan Fund (Cayman Islands) Series 2014-36A, Class XR2, 2.65%, 4/15/2029 ‡(b)(f)	1,200,000	1,200,260
Dryden 50 Senior Loan Fund (Cayman Islands) Series 2017-50A, Class X, 2.80%, 7/15/2030 ‡(b)(f)	90,000	89,955
Dryden CLO Ltd. (Cayman Islands) Series 2018-61A, Class X, 2.70%, 1/17/2032 (b)(f)	3,375,000	3,374,831
Dryden XXV Senior Loan Fund (Cayman Islands) Series 2012-25A, Class ARR, 2.89%, 10/15/2027 (b)(f)	58,165,000	58,018,192
Ford Credit Auto Owner Trust
Series 2015-1, Class A, 2.12%, 7/15/2026 (b)	5,224,000	5,225,017
Series 2015-2, Class A, 2.44%, 1/15/2027 (b)	6,712,000	6,729,354
Series 2016-1, Class A, 2.31%, 8/15/2027 (b)	6,444,000	6,465,923
Galaxy XVIII CLO Ltd. (Cayman Islands) Series 2018-28A, Class X, 2.65%, 7/15/2031 (b)(f)	3,349,500	3,349,333
Galaxy XXI CLO Ltd. (Cayman Islands) Series 2015-21A, Class X, 2.47%, 4/20/2031 ‡(b)(f)	125,000	124,994
GoldentTree Loan Management US CLO 1 Ltd. (Cayman Islands) Series 2017-1A, Class A, 3.19%, 4/20/2029 (b)(f)	11,250,000	11,244,499
GT Loan Financing I Ltd. (Cayman Islands) Series 2013-1A, Class XR, 2.59%, 7/28/2031 (b)(f)	857,142	857,142
Honda Auto Receivables Owner Trust Series 2018-3, Class A2, 2.67%, 12/22/2020	2,508,103	2,511,076

Investments	Principal Amount($)	Value($)
Hyundai Auto Receivables Trust Series 2019-B, Class A2, 1.93%, 7/15/2022	8,652,000	8,650,533
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 2.80%, 1/16/2028 (b)(f)	12,260,000	12,181,095
Series 17, Class A, 3.34%, 4/15/2029 (b)(f)	16,995,000	16,991,159
KREF Ltd. Series 2018-FL1, Class A, 2.86%, 6/15/2036 (b)(f)	5,000,000	5,000,000
KVK CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 2.65%, 1/14/2028 ‡(b)(f)	870,000	870,000
LCM XVI LP (Cayman Islands) Series 16A, Class XR, 2.70%, 10/15/2031 (b)(f)	5,215,000	5,215,000
LCM XVII LP (Cayman Islands) Series 17A, Class XR, 2.60%, 10/15/2031 (b)(f)	945,000	945,000
LCM XX LP (Cayman Islands) Series 20A, Class AR, 3.01%, 10/20/2027 (b)(f)	11,350,000	11,344,620
Magnetite XVI Ltd. (Cayman Islands) Series 2015-16A, Class AR, 2.80%, 1/18/2028 (b)(f)	8,765,000	8,743,464
Magnetite XXI Ltd. (Cayman Islands) Series 2019-21A, Class X, 2.62%, 4/20/2030 (b)(f)	4,285,714	4,291,153
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A2, 3.01%, 2/16/2021	8,357,060	8,379,762
Series 2019-B, Class A3, 2.00%, 10/17/2022	23,289,000	23,359,780
Neuberger Berman CLO XIX Ltd. (Cayman Islands) Series 2015-19A, Class A1R2, 2.80%, 7/15/2027 (b)(f)	3,780,000	3,773,449
Nissan Auto Lease Trust Series 2019-B, Class A2A, 2.27%, 1/15/2021	17,074,000	17,107,371
Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.82%, 1/18/2022	8,473,116	8,507,761
Oak Hill Credit Partners Ltd. (Cayman Islands) Series 2014-10RA, Class X, 2.60%, 12/12/2030 (b)(f)	2,593,750	2,593,750
OCP CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 2.85%, 4/17/2027 (b)(f)	34,928,330	34,910,412
Series 2015-9A, Class A1R, 2.80%, 7/15/2027 (b)(f)	45,003,013	44,979,927
Series 2016-12A, Class A1R, 3.12%, 10/18/2028 (b)(f)	10,420,000	10,414,894

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Octagon Investment Partners 25 Ltd. (Cayman Islands) Series 2015-1A, Class AR, 2.77%, 10/20/2026 (b)(f)	26,240,000	26,186,969
Octagon Investment Partners 28 Ltd. (Cayman Islands) Series 2016-1A, Class XR, 2.59%, 10/24/2030 (b)(f)	714,999	714,999
Octagon Investment Partners XVII Ltd. (Cayman Islands) Series 2013-1A, Class X, 2.54%, 1/25/2031 ‡(b)(f)	219,823	219,812
OHA Credit Funding Ltd. (Cayman Islands) Series 2018-1A, Class X, 2.62%, 10/20/2030 (b)(f)	1,333,333	1,333,333
OHA Credit Partners XII Ltd. Series 2015-12A, Class XR, 2.58%, 7/23/2030 (b)(f)	2,325,000	2,325,000
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2019-2A, Class A1, 2.94%, 4/20/2027 (b)(f)	28,666,111	28,635,955
Series 2019-3A, Class A1, 2.75%, 8/20/2027 (b)(f)	30,067,398	30,035,045
Series 2019-4A, Class A1, 2.84%, 10/24/2027 (b)(f)	38,750,000	38,750,000
Regatta XIII Funding Ltd. (Cayman Islands) Series 2018-2A, Class X, 2.65%, 7/15/2031 (b)(f)	2,421,428	2,421,307
Regatta XV Funding Ltd. (Cayman Islands) Series 2018-4A, Class X, 2.59%, 10/25/2031 (b)(f)	3,028,571	3,028,571
Santander Drive Auto Receivables Trust Series 2018-3, Class A3, 3.03%, 2/15/2022	678,290	678,575
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 2.89%, 10/20/2027 (b)(f)	19,691,500	19,678,169
Series 2014-6RA, Class A, 3.02%, 7/17/2028 (b)(f)	30,925,000	30,909,073
Series 2014-5RA, Class X, 2.49%, 5/7/2031‡ (b)(f)	285,714	285,700
Shackleton VIII CLO Ltd. (Cayman Islands) Series 2015-8A, Class A2R, 2.89%, 10/20/2027 (b)(f)	8,750,000	8,745,748
Symphony CLO XIV Ltd. (Cayman Islands) Series 2014-14A, Class AR, 2.95%, 7/14/2026 (b)(f)	40,000,000	39,980,400
Symphony CLO XV Ltd. (Cayman Islands) Series 2014-15A, Class XR2, 2.70%, 1/17/2032 (b)(f)	4,666,667	4,666,667
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2012-1A, Class AR2, 2.88%, 1/15/2026 (b)(f)	17,226,652	17,213,732
Series 2017-1A, Class AR, 3.14%, 4/18/2029 (b)(f)	44,350,000	44,328,269

Investments	Principal Amount($)	Value($)
Series 2014-2A, Class X, 2.65%, 1/15/2031 ‡(b)(f)	250,000	249,875
Series 2014-1A, Class X, 2.60%, 7/18/2031 ‡(b)(f)	750,000	749,991
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	4,015,245	4,025,247
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 3.04%, 10/20/2028 (b)(f)	16,795,000	16,786,804
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (b)	989,244	989,067
Series 2017-3A, Class A1B, 1.99%, 4/20/2022 (b)(f)	390,433	390,470
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	30,506,089	30,521,260
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	42,732,000	43,024,240
Volvo Financial Equipment LLC Series 2019-1A, Class A2, 2.90%, 11/15/2021 (b)	5,788,000	5,812,071
Voya CLO Ltd. (Cayman Islands)
Series 2014-3A, Class A1R, 2.66%, 7/25/2026 (b)(f)	2,325,579	2,320,958
Series 2015-2A, Class AR, 2.90%, 7/23/2027 (b)(f)	23,350,000	23,339,656
Series 2019-1A, Class A, 3.17%, 4/15/2029 (b)(f)	11,411,000	11,406,059
Series 2014-4A, Class XR, 2.70%, 7/14/2031 (b)(f)	428,571	428,550
Series 2015-3A, Class X, 2.67%, 10/20/2031 (b)(f)	2,656,000	2,655,867
Westlake Automobile Receivables Trust Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (b)	6,076,454	6,100,982

TOTAL ASSET-BACKED SECURITIES (Cost $1,115,695,290)		1,116,964,471

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Notes
1.63%, 12/31/2019	40,000,000	39,996,005
1.50%, 4/15/2020	190,000,000	189,910,937
1.38%, 9/30/2020	40,000,000	39,900,000
1.63%, 10/15/2020	83,000,000	82,954,609
1.38%, 10/31/2020	50,000,000	49,851,563
2.50%, 2/28/2021	170,500,000	172,145,059
1.63%, 6/30/2021	115,440,400	115,341,193
1.75%, 7/31/2021	58,880,000	58,946,700
1.50%, 8/31/2021	168,100,000	167,600,953

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.25%, 10/31/2021	141,700,000	140,592,969

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,055,820,653)		1,057,239,988

CERTIFICATES OF DEPOSIT — 1.5%
Banks — 1.5%
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.48%), 2.64%, 9/17/2021 (a)	54,800,000	54,809,452
Nordea Bank Abp (Finland)
(ICE LIBOR USD 3 Month + 0.32%), 2.21%, 5/5/2021 (a)	71,600,000	71,700,181
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.36%), 2.41%, 4/6/2021 (a)	25,929,000	25,944,303

		152,453,936

TOTAL CERTIFICATES OF DEPOSIT (Cost $152,317,940)		152,453,936
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust Series 2018-IND, Class A, 2.52%, 11/15/2035 (b)(f)	12,697,912	12,702,663
BXMT Ltd. Series 2017-FL1, Class A, 2.63%, 6/15/2035 (b)(f)	898,820	898,819
BXP Trust Series 2017-CQHP, Class A, 2.62%, 11/15/2034 (b)(f)	500,000	498,360
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 2.56%, 7/15/2032 (b)(f)	822,189	821,677
Citigroup Commercial Mortgage Trust Series 2017-1500, Class A, 2.62%, 7/15/2032 (b)(f)	1,800,000	1,798,875
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 2.75%, 5/15/2036 (b)(f)	28,000,000	28,039,284
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 2.57%, 5/15/2036 (b)(f)	5,600,000	5,596,469

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $50,319,278)		50,356,147

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 0.0% (d)
Japan Bank for International Cooperation (Japan)
(ICE LIBOR USD 3 Month + 0.48%), 2.62%, 6/1/2020 (a)(Cost $200,000)	200,000	200,429

SHORT-TERM INVESTMENTS — 14.3%
CERTIFICATES OF DEPOSIT — 5.1%
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 2.44%, 9/21/2020 (a)	3,000,000	3,003,818
Barclays Bank plc (United Kingdom) 2.95%, 4/9/2020	52,000,000	52,177,767
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/2/2020 (a)	4,000,000	4,005,053
Chiba Bank Ltd. (Japan)
2.08%, 1/13/2020	26,750,000	26,754,989
2.05%, 1/23/2020	44,300,000	44,304,787
China Construction Bank Corp. (China) 2.40%, 1/6/2020	101,230,000	101,287,114
First Abu Dhabi Bank USA NV 2.02%, 4/24/2020 (b)	55,687,000	55,717,509
Industrial & Commercial Bank of China Ltd. (China) 2.35%, 12/30/2019	16,390,000	16,396,400
Lloyds Bank Corporate Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.50%), 2.63%, 9/24/2020 (a)	23,000,000	23,045,885
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.33%), 2.33%, 4/15/2020 (a)	12,000,000	12,010,529
MUFG Bank Ltd. (Japan)
2.02%, 8/13/2020	35,000,000	35,017,906
2.06%, 8/18/2020	29,300,000	29,324,087
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.19%), 2.10%, 2/14/2020 (a)	5,000,000	5,002,100
Natixis SA (France)
1.98%, 6/5/2020	35,650,000	35,663,199
1.93%, 11/13/2020	4,900,000	4,901,210
Societe Generale (France) 2.19%, 7/31/2020	44,926,000	45,007,860
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.37%), 2.30%, 1/31/2020 (a)	6,959,000	6,962,821

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 3 Month + 0.28%), 2.43%, 9/11/2020 (a)	6,000,000	6,007,844

TOTAL CERTIFICATES OF DEPOSIT (Cost $506,095,338)		506,590,878

COMMERCIAL PAPER — 6.3%
Agricultural Bank of China Ltd. (China) 2.30%, 4/2/2020 (b)(g)	49,000,000	48,626,545
AT&T, Inc. 2.75%, 12/10/2019 (b)	8,000,000	7,995,568
Bank of China Ltd. (China) 2.35%, 12/24/2019 (g)	156,000,000	155,764,917
BAT International Finance plc (United Kingdom) 2.05%, 12/4/2019 (b)	43,000,000	42,989,453
Enel Finance America LLC (Italy) 2.26%, 12/13/2019 (b)	40,000,000	39,972,000
General Electric Co.
2.10%, 3/18/2020	2,500,000	2,484,623
2.10%, 3/19/2020	23,900,000	23,751,585
Marriott International, Inc. 2.06%, 12/23/2019 (b)	45,000,000	44,945,100
National Grid Electricity Transmission plc (United Kingdom) 2.16%, 1/21/2020 (b)(g)	40,557,800	40,444,590
Nutrien Ltd. (Canada) 1.90%, 12/31/2019 (b)	30,400,000	30,349,901
Parker-Hannifin Corp.
2.13%, 2/10/2020 (b)	33,500,000	33,375,755
2.07%, 2/27/2020 (b)	19,000,000	18,910,700
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.37%, 1/8/2020 (b)	25,000,000	24,951,583
2.40%, 2/6/2020 (b)	20,900,000	20,827,214
2.39%, 4/1/2020 (b)	29,000,000	28,795,927
2.12%, 4/20/2020 (b)	13,000,000	12,896,103
Shell Intnl Fnc B.V Corporate Commercial Paper (Netherlands) 2.00%, 6/30/2020 (b)	2,200,000	2,176,460
VW Credit, Inc. (Germany)
2.38%, 2/10/2020 (b)(g)	32,600,000	32,471,160
2.01%, 3/18/2020 (b)(g)	16,000,000	15,901,587

TOTAL COMMERCIAL PAPER (Cost $627,504,575)		627,630,771

	Shares
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (h)(i)(Cost $124,919,208)	124,919,208	124,919,208

Investments	Shares	Value($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL, 1.84% (h)(i)	4,999,500	5,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (h)(i)	3,195,200	3,195,200

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,195,200)		8,195,200

	Principal Amount($)
REPURCHASE AGREEMENTS — 1.6%
Citigroup Global Markets Holdings, Inc., 2.34%, dated 11/29/2019, due 10/23/2020, repurchase price $12,256,127, collateralized by Corporate Notes and Bonds, 1.96% - 2.47%, due 8/25/2035 - 11/20/2046, with the value of $13,200,001.	12,000,000	12,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.95%, dated 11/29/2019, due 02/06/2020, repurchase price $9,033,638, collateralized by Corporate Notes and Bonds, 0.00%, due 1/9/2020, with the value of $9,450,001.	9,000,000	9,000,000
Wells Fargo Securities LLC, 2.32%, dated 11/29/2019, due 05/13/2020, repurchase price $141,498,980, collateralized by Corporate Notes and Bonds, 0.00% - 8.25%, due 9/15/2021 - 4/25/2056 with the value of $155,187,824.	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $161,000,000)		161,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,427,714,321)		1,428,336,057

Total Investments — 100.6% (Cost $10,037,886,116)		10,061,423,392
Liabilities in Excess of Other Assets — (0.6)%		(55,598,081)

Net Assets — 100.0%		10,005,825,311

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is $7,953,550.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(g)	The rate shown is the effective yield as of November 30, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,108,973,891	$7,990,580	$1,116,964,471
Certificates of Deposit	—	152,453,936	—	152,453,936
Commercial Mortgage-Backed Securities	—	50,356,147	—	50,356,147
Corporate Bonds	—	6,255,872,364	—	6,255,872,364
Foreign Government Securities	—	200,429	—	200,429
U.S. Treasury Obligations	—	1,057,239,988	—	1,057,239,988
Short-Term Investments
Certificates of Deposit	—	506,590,878	—	506,590,878
Commercial Paper	—	627,630,771	—	627,630,771
Investment Companies	124,919,208	—	—	124,919,208
Investment of cash collateral from securities loaned	8,195,200	—	—	8,195,200
Repurchase Agreements	—	161,000,000	—	161,000,000

Total Short-Term Investments	133,114,408	1,295,221,649	—	1,428,336,057

Total Investments in Securities	$133,114,408	$9,920,318,404	$7,990,580	$10,061,423,392

There were no transfers into or out of level 3 for the period ended November 30, 2019.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (a)(b)	$—	$15,000,000	$10,000,000	$—	$—	$5,000,000	4,999,500	$28,933	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a)(b)	—	47,943,873	44,748,673	—	—	3,195,200	3,195,200	43,972	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	150,351,796	3,865,254,722	3,890,687,310	—	—	124,919,208	124,919,208	2,890,674	—

Total	$150,351,796	$3,928,198,595	$3,945,435,983	$—	$—	$133,114,408		$2,963,579	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.